CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EXPENSES
Corporate salaries and benefits	$ 1,893,965	$ 2,038,883
Depreciation	61,294	58,922
Directors' fees	528,607	767,013
Exploration	19,088,897	22,716,806
Environmental liability expense	4,564,611	12,198,651
General and administration	762,897	1,508,000
Gain on disposal of buildings and equipment	(40,215)
Professional fees	1,825,484	1,446,069
Shareholder and regulatory	646,319	555,517
OPERATING LOSS	29,331,859	41,289,861
OTHER EXPENSES (INCOME)
Finance costs		362,551
Foreign exchange loss	41,179	842,573
Grant income	(75,000)
Interest income	(485,469)	(58,308)
Total other loss (income)	(618,328)	(5,337,835)
NET LOSS	$ 28,713,531	$ 35,952,026
NET LOSS PER SHARE, BASIC	$ 0.46	$ 0.66
NET LOSS PER SHARE, DILUTED	$ 0.46	$ 0.66
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING, BASIC	62,986,816	54,530,322
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING, DILUTED	62,986,816	54,530,322
Warrant derivative
OTHER EXPENSES (INCOME)
Change in fair value	$ (99,038)	$ (774,094)
Convertible note derivative
OTHER EXPENSES (INCOME)
Change in fair value		$ (5,710,557)